Business Segment Information	12 Months Ended
Jun. 30, 2012
Business Segment Information

Note 19 – Business Segment Information

The following are the company’s three business segments and the types of products and services from which each reportable segment derives its revenues.

•  Retail – sells a variety of packaged meat and frozen bakery products to retail customers in North America. It also includes gourmet sausage and salami products.

•  Foodservice/Other – sells a variety of meats and bakery products to foodservice customers in North America such as broad-line foodservice distributors, restaurants, hospitals and other large institutions and includes commodity meat products.

•  Australian Bakery – sells a variety of bakery products to retail and foodservice customers in Australia and other parts of the Pacific- rim region.

The company’s management uses operating segment income, which is defined as operating income before general corporate expenses, mark-to-market derivative gains/(losses) and amortization of trademarks and customer relationship intangibles, on an “as reported” and an “as adjusted” basis to evaluate segment performance and allocate resources. Management believes it is appropriate to disclose this measure to help investors analyze the business performance and trends of the various business segments. Interest and other debt expense, as well as income tax expense, are centrally managed, and accordingly, such items are not presented by segment since they are not included in the measure of segment profitability reviewed by management. The accounting policies of the segments are the same as those described in Note 2 to the Consolidated Financial Statements, “Summary of Significant Accounting Policies.”

(in millions)	2012	2011	2010
Sales
Retail	$2,884	$2,760	$2,708
Foodservice/Other	1,080	1,136	1,145
Australian Bakery	136	135	135
	4,100	4,031	3,988
Intersegment	(6)	(12)	(16)
Total	$4,094	$4,019	$3,972

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Income (loss) from continuing operations before income taxes
Retail	$274	$303	$343
Foodservice/Other	79	85	50
Australian Bakery	(2)	(2)	5
Total operating segment income	351	386	398
General corporate expenses	(272)	(159)	(211)
Mark-to-market derivative gain/(loss)	(1)	2	(4)
Amortization of intangibles	(4)	(4)	(4)
Total operating income	74	225	179
Net interest expense	(72)	(87)	(116)
Debt extinguishment costs	(39)	(55)	–
Income (loss) from continuing operations before income taxes	$(37)	$83	$63

The reported operating segment results include the impact of various significant items, the results of businesses disposed of or exited and the impact of the 53rd week. The table below summarizes the increase (decrease) to operating income related to these items:

(in millions)	2012	2011 (As Restated)	2010 (As Restated)
Retail	$(39)	$(11)	$8
Foodservice/Other	–	(17)	(23)
Australian Bakery	(6)	–	–
Subtotal	(45)	(28)	(15)
General corporate expenses	(208)	(60)	(46)
Total	$(253)	$(88)	$(61)

Significant items include but are not limited to: restructuring actions, impairment charges, pension curtailments, litigation accruals, an HBI settlement and debt extinguishment costs.

Net sales for a business segment may include sales between segments. Such sales are at transfer prices that are equivalent to market value. Revenues from Wal-Mart Stores Inc. represent approximately $1.0 billion of the company’s consolidated revenues for continuing operations in 2012, 2011 and 2010. Each of the company’s business segments sells to this customer, except Australian Bakery.

In millions	2012	2011 (As restated)	2010 (As restated)
Assets
Retail	$1,443	$1,430	$1,292
Foodservice/Other	366	382	450
Australian Bakery	58	66	58
	1,867	1,878	1,800
Net assets held for sale/disposition	5	7,143	6,332
Other[1]	578	461	646
Total assets	$2,450	$9,482	$8,778
Depreciation
Retail	$128	$98	$97
Foodservice/Other	3	7	15
Australian Bakery	4	5	3
	135	110	115
Discontinued operations	100	181	232
Other[1]	31	11	21
Total depreciation	$266	$302	$368
Additions to long-lived assets
Retail	$160	$232	$163
Foodservice/Other	6	3	4
Australian Bakery	4	5	3
	170	240	170
Other[1]	7	2	6
Total additions to long-lived assets	$177	$242	$176

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.

Net sales by product type within each business segment are as follows:

(in millions)	2012	2011	2010
Sales
Retail:
Meat	$2,117	$1,985	$1,958
Meat-centric	647	639	585
Bakery	118	135	164
Commodities/Other	2	2	1
Total Retail	2,884	2,760	2,708
Foodservice/Other:
Meat	520	501	470
Meat-centric	86	81	77
Bakery	382	446	488
Commodities/Other	92	108	110
Total Foodservice/Other	1,080	1,136	1,145
Australian Bakery:
Meat-centric	6	6	9
Bakery	108	107	96
Other	22	22	30
Total Australian Bakery	136	135	135
Total business segment sales	4,100	4,031	3,988
Intersegment elimination	(6)	(12)	(16)
Total net sales	$4,094	$4,019	$3,972

Meat category includes – lunchmeat, hot dogs, breakfast sausage, smoked sausage and other meat products

Meat-centric category includes – Breakfast sandwiches, breakfast convenience, corn dogs and other ready to eat meal items

Bakery category includes – cakes, pies, cheesecakes and other bakery products

Commodities/Other category includes – commodity turkey and pork

Hillshire Brands operations are principally in the United States. With respect to operations outside of the United States, no single foreign country or geographic region was significant. Foreign net sales were $154 million, $153 million and $149 million in 2012, 2011, and 2010, respectively, virtually all of which was in Australia. The long-lived assets located outside of the United States are not significant.